Lease (Details) - Schedule of supplemental balance sheet information related to the operating lease - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease [Abstract]
Right-of-use assets	$ 336,356	$ 461,399
Operating lease liabilities - current	202,230	208,926
Operating lease liabilities - non-current	155,082	250,178
Total operating lease liabilities	$ 357,312	$ 459,104